Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Feb. 26, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000129668
Account Value [Line Items]
Account Value	$ 18,787	$ 18,633	$ 18,611	$ 18,194	$ 17,408	$ 16,966	$ 15,911	$ 15,769	$ 15,201	$ 14,930	$ 14,952	$ 14,708	$ 15,307	$ 16,204	$ 16,784	$ 17,040	$ 16,517	$ 15,685	$ 14,895	$ 14,191	$ 12,899	$ 12,909	$ 13,167	$ 12,709	$ 12,182	$ 12,142	$ 11,747	$ 12,218	$ 11,963	$ 11,963	$ 11,833	$ 11,414	$ 11,104	$ 10,675	$ 10,124	$ 10,194	$ 9,824	$ 9,189		$ 9,684	$ 9,480	$ 10,000
C000129669
Account Value [Line Items]
Account Value	18,327	18,190	18,162	17,778	17,009	16,588	15,578	15,439	14,894	14,638	14,663	14,434	15,035	15,931	16,520	16,774	16,267	15,455	14,684	14,008	12,738	12,759	13,024	12,569	12,065	12,026	11,645	12,114	11,870	11,879	11,750	11,349	11,049	10,630	10,079	10,159	9,797	9,170		9,666	9,470	10,000
C000169045
Account Value [Line Items]
Account Value	1,034,097	1,024,883	1,023,158	1,000,211	956,343	931,371	873,420	864,991	833,218	818,305	819,029	805,692	837,822	886,928	918,571	931,378	902,854	856,867	813,208	774,860	703,803	704,367	717,902	692,960	664,222	661,511	639,881	664,984	650,639	650,639	643,058	620,286	603,455	579,693	549,761	553,110	533,014	498,565	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,718,566	1,727,827	1,761,518	1,630,142	1,519,264	1,470,073	1,309,822	1,292,283	1,190,804	1,143,118	1,163,163	1,126,100	1,167,058	1,243,505	1,304,032	1,298,577	1,211,696	1,107,368	1,032,167	976,058	841,972	818,289	867,195	803,727	755,379	765,454	750,879	793,335	736,982	728,662	711,555	659,747	640,512	626,947	581,943	568,440	544,231	496,422	500,000
S&P Target Date 2030 Index
Account Value [Line Items]
Account Value	19,432	19,135	19,080	18,707	17,743	17,333	16,255	16,119	15,532	15,258	15,163	14,841	15,440	16,260	16,719	16,927	16,420	15,487	14,796	14,109	12,905	12,864	13,351	12,713	12,208	12,271	11,956	12,503	12,132	12,056	11,940	11,378	11,109	10,768	10,208	10,226	9,881	9,216		9,755	9,468	10,000
S&P Target Date 2030 Index
Account Value [Line Items]
Account Value	19,432	19,135	19,080	18,707	17,743	17,333	16,255	16,119	15,532	15,258	15,163	14,841	15,440	16,260	16,719	16,927	16,420	15,487	14,796	14,109	12,905	12,864	13,351	12,713	12,208	12,271	11,956	12,503	12,132	12,056	11,940	11,378	11,109	10,768	10,208	10,226	9,881	9,216		$ 9,755	$ 9,468	$ 10,000
S&P Target Date 2030 Index
Account Value [Line Items]
Account Value	$ 1,050,082	$ 1,034,023	$ 1,031,077	$ 1,010,917	$ 958,849	$ 936,646	$ 878,401	$ 871,064	$ 839,355	$ 824,524	$ 819,399	$ 802,014	$ 834,354	$ 878,659	$ 903,489	$ 914,712	$ 887,349	$ 836,935	$ 799,543	$ 762,418	$ 697,381	$ 695,170	$ 721,504	$ 687,007	$ 659,711	$ 663,123	$ 646,083	$ 675,642	$ 655,607	$ 651,520	$ 645,256	$ 614,840	$ 600,304	$ 581,924	$ 551,609	$ 552,618	$ 533,942	$ 498,033	$ 500,000